S000089990 [Member] Expense Example - Russell Investments U.S. Small Cap Equity ETF - Russell Investments U.S. Small Cap Equity ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	$ 216